Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Simplify Aggregate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	1.61%	8.47%
Simplify Bitcoin Strategy PLUS Income ETF
Prospectus [Line Items]
Annual Return [Percent]	90.53%	143.55%
Simplify Enhanced Income ETF
Prospectus [Line Items]
Annual Return [Percent]	1.77%	7.51%
Simplify Health Care ETF
Prospectus [Line Items]
Annual Return [Percent]	8.87%	3.75%	(4.27%)
Simplify Hedged Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	18.32%	16.73%	(8.40%)
Simplify High Yield ETF
Prospectus [Line Items]
Annual Return [Percent]	8.62%	12.48%
Simplify Interest Rate Hedge ETF
Prospectus [Line Items]
Annual Return [Percent]	36.46%	4.20%	93.93%
Simplify Intermediate Term Treasury Futures Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	(10.03%)	(2.56%)	(37.27%)
Simplify MBS ETF
Prospectus [Line Items]
Annual Return [Percent]	2.19%
Simplify Multi-QIS Alternative ETF
Prospectus [Line Items]
Annual Return [Percent]	(0.19%)
Simplify Short Term Treasury Futures Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	(3.54%)	(2.17%)
Simplify Treasury Option Income ETF
Prospectus [Line Items]
Annual Return [Percent]	7.22%	4.52%
Simplify US Equity Plus Bitcoin Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	37.07%	48.66%	(27.94%)
Simplify US Equity PLUS Convexity ETF
Prospectus [Line Items]
Annual Return [Percent]	22.14%	24.01%	(25.39%)	28.99%
Simplify US Equity PLUS Downside Convexity ETF
Prospectus [Line Items]
Annual Return [Percent]	17.57%	21.05%	(25.64%)	24.37%
Simplify US Equity PLUS Upside Convexity ETF
Prospectus [Line Items]
Annual Return [Percent]	25.34%	33.87%	(24.64%)	33.87%
Simplify Volatility Premium ETF
Prospectus [Line Items]
Annual Return [Percent]	7.17%	23.05%	(4.57%)
Simplify Commodities Strategy No K-1 ETF
Prospectus [Line Items]
Annual Return [Percent]	18.97%
Simplify Managed Futures Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	24.18%	(3.52%)
Simplify Opportunistic Income ETF
Prospectus [Line Items]
Annual Return [Percent]	4.94%
Simplify Propel Opportunities ETF
Prospectus [Line Items]
Annual Return [Percent]	(10.22%)
Simplify Volt TSLA Revolution ETF
Prospectus [Line Items]
Annual Return [Percent]	149.20%	60.05%	(61.15%)	18.42%